CVO GREATER CHINA FUND, INC.





                               SEMI-ANNUAL REPORT


                                 APRIL 30, 1997

                          CVO GREATER CHINA FUND, INC.

--------------------------------------------------------------------------------
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                 APRIL 30, 1997


                                                                          Market
                                                             Shares        Value
                                                             ------        -----
Equity Securities (81 49%)
Automotive (1 60%)
   Hong Kong
      Qingling Motors Co ...................................  240,000  (a)  $131,672
                                                                            --------

Banking & Financial Services (6 68%)
   Hong Kong
      Dao Heng Bank Group Ltd ..............................   26,000  (a)   123,514
      JCG Holdings Ltd .....................................  128,000  (a)   102,446
      Manhattan Card Company, Ltd ..........................  244,000  (a)    75,595
   Singapore
      Oversea Chinese Banking Corp .........................   11,000  (b)   128,533
      Overseas Union Bank Ltd ..............................   18,000  (b)   118,231
                                                                            --------
                                                                             548,319
                                                                            --------
Building Materials (1 68%)
   Taiwan
      Pacific Construction Co ..............................  130,000  (c)   137,708
                                                                            --------

Commercial Services (1 16%)
   Hong Kong
      Cosco Pacific Ltd ....................................   68,000  (a)    95,243
                                                                            --------
Computers (9 47%)
   Hong Kong
      ASM Pacific Technology Ltd ...........................  144,000  (a)   102,240
      Founder Hong Kong Ltd ................................  296,000  (a)   189,143
   Singapore
      Acer Computer International Ltd ......................   70,000        120,400
      CSA Holding Ltd ......................................  168,000  (b)   160,296
      Elec & Eltek International Company, Ltd ..............   36,000        205,200
                                                                            --------
                                                                             777,279
                                                                            --------
Containers & Packing (2 67%)
   Hong Kong
      Sinocan Holdings Ltd .................................  552,000  (a)   219,118
                                                                            --------

Distribution (5 18%)
   Hong Kong
      China Hong Kong Photo Products Holdings, Ltd .........  320,000  (a)   100,174
      Guangnan Holdings Ltd ................................  124,000  (a)   178,480
      Guangnan Holdings Ltd  - Warrant (expiration 08/31/98)   17,714  (a)     9,833
      Li & Fung Ltd ........................................  136,000  (a)   136,939
                                                                            --------
                                                                             425,426
                                                                            --------


    The accompanying notes are an integral part of the financial statements.

                          CVO GREATER CHINA FUND, INC.

------------------------------------------------------------------------------
                 PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997


                                                                             Market
                                                             Shares          Value
----------------------------------------------------------------------------------

Equity Securities (continued)
Diversified (12 65%)
   Hong Kong
      Cheung Kong (Holdings) Ltd .......................   12,000  (a)     $105,338
      China Resources Enterprises Ltd ..................   60,000  (a)      165,752
      Citic Pacific Ltd ................................   20,000  (a)      108,178
      First Pacific Company Ltd ........................  133,000  (a)      158,813
      Guangdong Investment Co ..........................  170,000  (a)      159,104
      Hutchison Whampoa Ltd ............................   15,000  (a)      111,340
      Jardine Matheson Holdings Ltd ....................   18,000            99,000
      Swire Pacific Ltd ................................   17,000  (a)      131,123
                                                                         ----------
                                                                          1,038,648
                                                                         ----------

Electrical Equipment (3 47%)
   Singapore
      Clipsal Industries Ltd ...........................   41,000           160,720
      GP Batteries International Ltd ...................   42,000           123,900
                                                                         ----------
                                                                            284,620
                                                                         ----------
Electronics (4 57%)
   Hong Kong
      Varitronix International Ltd .....................   68,000  (a)       94,804
      VTech Holdings Ltd ...............................   75,000  (a)      125,863
   Singapore
      Thakral Corporation Ltd ..........................  165,000           154,275
                                                                         ----------
                                                                            374,942
                                                                         ----------

Food (6 25%)
   Hong Kong
      Tingyi (Cayman Islands) Holdings Co ..............  720,000  (a)      175,666
   Singapore
      Delifrance Asia Ltd ..............................  164,000  (b)(3)   170,087
      Want Want Holdings Ltd ...........................   50,000  (3)      167,000
                                                                         ----------
                                                                            512,753
                                                                         ----------
Gas (2 00%)
   Hong Kong
      Hong Kong & China Gas Company Ltd ................  103,400  (a)      164,180
                                                                         ----------

Home Furnishings (1 38%)
    Singapore
      Roly International Holdings Ltd ..................  261,000           113,535
                                                                         ----------
Iron/Steel (1 96%)
   Taiwan
      China Steel ADS (144A) ...........................    7,000  (1)(2)   161,000
                                                                         ----------

Medical Supplies (0 69%)
   Hong Kong
      China Pharmaceutical Enterprises & Investment Corp  291,000  (a)       56,348
                                                                         ----------

    The accompanying notes are an integral part of the financial statements.

                          CVO GREATER CHINA FUND, INC.

------------------------------------------------------------------------------
                 PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997



                                                                                Shares/
                                                                                Principal          Market
                                                                                Amount              Value
---------------------------------------------------------------------------------------------------------
Equity Securities (continued)
Paper Products (1 46%)
   Hong Kong
      Climax International Co ...............................................   900,000  (a)     $  119,667
                                                                                                 ----------

Plastics (1 62%)
   Taiwan
      China Synthetic Rubber Co .............................................    75,000  (c)        132,863
                                                                                                 ----------


Power Electric & Utilities (1 96%)
   USA
      Shandong Huaneng Power Co , Ltd  ADS ..................................    14,000  (2)        161,000
                                                                                                 ----------

Real Estate (1 60%)
   Singapore
      Keppel Land Ltd .......................................................    51,000  (b)(3)     131,174
                                                                                                 ----------


Retail (7 67%)
   Hong Kong
      Esprit Asia Holdings Ltd ..............................................   330,000  (a)        151,229
      Giordano International Ltd ............................................   132,000  (a)         71,568
      Glorious Sun Enterprises ..............................................   300,000  (a)(3)     149,099
      Goldlion Holdings Ltd .................................................   192,000  (a)        113,393
      Jusco Stores (HK) Co ..................................................   580,000  (a)        144,504
                                                                                                 ----------
                                                                                                    629,793
Transportation (5 77%)
   Hong Kong
      Guangshen Railway Co , Ltd ............................................   338,000  (a)        161,440
      New World Infrastructure Ltd ..........................................    63,000  (a)(3)     178,106
      Shenzhen Expressway Co ................................................   406,000  (a)(3)     133,647
                                                                                                 ----------
                                                                                                    473,193
                                                                                                 ----------
Total Equity Securities .....................................................                     6,688,481
                                                                                                 ----------


Corporate Bonds (4 43%)
Industrial Goods & Services (3 05%)
   Taiwan
      Compal Electronics Convertible Bonds 1 00%, 11/21/03 (144A) ...........  $100,000  (1)        140,500
      Formosa Chemical & Fibre Corp  Convertible Bonds 1 75%, 07/19/01 (144A)   100,000  (1)        109,500
                                                                                                 ----------
                                                                                                    250,000
                                                                                                 ----------

Transportation (1 38%)
   Taiwan
      Yang Ming Marine Transport Convertible Bonds 2 00%, 10/06/01 (144A) ...   100,000  (1)        113,250
                                                                                                 ----------
Total Corporate Bonds .......................................................                       363,250
                                                                                                 ----------



    The accompanying notes are an integral part of the financial statements.

                          CVO GREATER CHINA FUND, INC.

------------------------------------------------------------------------------
                 PORTFOLIO OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                 APRIL 30, 1997


                                                                                           Principal          Market
                                                                                           Amount              Value
--------------------------------------------------------------------------------------------------------------------
Short Term Obligations (10 83%)
Investors Bank & Trust Co  Repurchase Agreement, 4 93%, 05/01/97 (dated 04/30/97, proceeds $889,194, collateralized by $931,049 Federal Home Loan Mortgage Corp
    Pool# C00209, 7 50%, due 02/01/23, valued at $933,760).......................          $889,072        $  889,072
                                                                                                           ----------
Total Investments ($7,859,586) (96 75%)..........................................                           7,940,803
Cash and Other Assets in excess of Liabilities (3.25%)...........................                            266,886
                                                                                                           ----------
Total Net Assets (100.00%).......................................................                          $8,207,689
                                                                                                           ==========


------------------------
Principal denominated in the following currencies:
(a)  Hong Kong Dollar    (b) Singapore Dollar    (c) Taiwan Dollar
(1)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.
(2)  American Depository Shares.
(3)  Non-Income Producing.

    The accompanying notes are an integral part of the financial statements.

                          CVO GREATER CHINA FUND, INC.
                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 APRIL 30, 1997
--------------------------------------------------------------------------------

Assets:
  Investments, at market value (cost $7,859,586) (Note 1a) .......................  $ 7,940,803
  Cash ...........................................................................      257,668
  Receivable from Adviser (Note 2) ...............................................       51,652
  Dividend and interest receivable ...............................................       16,624
  Deferred organization expense ..................................................      158,209
  Prepaid insurance expense ......................................................        7,333
                                                                                     ----------

     Total Assets ................................................................               $ 8,432,289

Liabilities:
  Organization expense payable ...................................................      173,715
  Other payables and accrued expenses ............................................       50,885
                                                                                     ----------
  Total Liabilities ..............................................................                   224,600
                                                                                                  ----------
Net Assets .......................................................................                $8,207,689
                                                                                                  ==========

Net Assets consist of:
  Shares of capital stock, $0 001 par value per share, 810,569
     issued and outstanding (Note 4) .............................................  $       811
  Additional paid-in capital .....................................................    8,128,830
  Accumulated net investment loss ................................................       (3,846)
  Undistributed net realized gain on investments and foreign currency transactions          677
  Net unrealized appreciation on investments .....................................       81,217
                                                                                     ----------
Net Assets .......................................................................                $8,207,689
                                                                                                  ==========

Class I Shares:
     Net Assets ..................................................................                $8,157,111
                                                                                                  ==========
     Shares of capital stock outstanding .........................................                   805,569
                                                                                                  ==========
     Net Asset Value Per Share                                                                    $    10.13
                                                                                                  ==========

Class II Shares:
     Net Assets ..................................................................                $   50,578
                                                                                                  ==========
     Shares of capital stock outstanding .........................................                     5,000
                                                                                                  ==========
     Net Asset Value Per Share ...................................................                $    10.12
                                                                                                  ==========

    The accompanying notes are an integral part of the financial statements

                          CVO GREATER CHINA FUND, INC.
                       STATEMENT OF OPERATIONS (UNAUDITED)
          FOR THE PERIOD FROM NOVEMBER 19, 1996* THROUGH APRIL 30, 1997
-------------------------------------------------------------------------------

Investment Income:
  Interest income ....................................................................  $ 25,350
  Dividend income (net of foreign tax withholding of $1,282) .........................    24,726
                                                                                        --------
Total income .........................................................................             $  50,076

Expenses:
Advisory (Note 2) ....................................................................    33,196
Custodian ............................................................................    22,174
Registration .........................................................................    18,290
Amortization of organization expenses ................................................    15,506
Fund accounting (Note 2) .............................................................    15,335
Professional .........................................................................    12,000
Directors ............................................................................     8,060
Insurance ............................................................................     5,917
Administrative services (Note 2) .....................................................     4,010
Printing .............................................................................     3,235
Transfer and shareholder servicing agent (Note 2) ....................................     2,817
Miscellaneous ........................................................................     2,240
                                                                                        --------
    Total expenses before waivers/reimbursements ....................................               142,780
    Less expenses waived/reimbursed (Note 2) ........................................               (88,858)
                                                                                                   ----------
    Net expenses ....................................................................                53,922
                                                                                                   ----------
Net Investment Loss ..................................................................                (3,846)
                                                                                                   ----------
Realized and Unrealized Gain:
  Net realized gain on investments ...................................................       823
  Net realized loss on foreign currency transactions .................................      (146)
  Net unrealized appreciation on investments .........................................    81,217
                                                                                        --------
     Net realized and unrealized gain on investments and foreign currency transactions                81,894
                                                                                                   ----------
Net increase in net assets resulting from operations .................................             $  78,048
                                                                                                   =========

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

                          CVO GREATER CHINA FUND, INC.
                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
          FOR THE PERIOD FROM NOVEMBER 19, 1996* THROUGH APRIL 30, 1997
------------------------------------------------------------------------------

Increase in Net Assets from:
Operations
  Net investment loss ..............................................            $(3,846)
  Net realized gain on investments and foreign currency transactions                677
  Net unrealized appreciation on investments .......................             81,217
                                                                            -----------
  Net increase in net assets resulting from operations .............             78,048
                                                                            -----------

Capital Share Transactions (Note 4)
  Net increase in net assets from capital share transactions .......          8,029,611
                                                                            -----------

  Total increase in net assets .....................................          8,107,659

Net Assets
  Beginning of period ..............................................            100,030
                                                                            -----------
  End of period ....................................................         $8,207,689
                                                                            ===========

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

                          CVO GREATER CHINA FUND, INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)
          FOR THE PERIOD FROM NOVEMBER 19, 1996* THROUGH APRIL 30, 1997

Selected ratios and data for a share of capital stock outstanding through the period:
-------------------------------------------------------------------------------

Class I Shares:
Per Share Operating Performance:
Net asset value, beginning of period .....                      $10.00
                                                            ----------
  Net investment income ..................                        0.00
  Net realized and unrealized gains ......                        0.13
                                                            ----------
  Total from investment operations .......                        0.13
                                                            ----------
Net asset value, end of period ...........                      $10.13
                                                            ==========

Total Investment Return** ................                        1.30%
Ratios/ Supplemental Data:
  Net assets, end of period (in thousands)                      $8,157
Ratios to average net assets:
  Expenses ...............................                        2.00%(1)(2)
  Net investment income ..................                       (0.14)%(1)
Portfolio turnover rate ..................                        0.04%
Average commission rate + ................                       $0.004

Class II Shares:
Per Share Operating Performance:
Net asset value, beginning of period .....                      $10.00
                                                            ----------
  Net investment income ..................                        0.00
  Net realized and unrealized gains ......                        0.12
                                                            ----------
  Total from investment operations .......                        0.12
                                                            ----------
Net asset value, end of period ...........                      $10.12
                                                            ==========

Total Investment Return** ................                        1.30%
Ratios/ Supplemental Data:
  Net assets, end of period (in thousands)                      $51
Ratios to average net assets:
  Expenses ...............................                        2.00%(1)(2)
  Net investment income ..................                       (0.14)%(1)
Portfolio turnover rate ..................                        0.04%
Average commission rate + ................                       $0.004

-----------------
*    Commencement of operations
** Not annualized Total return is based on the change in net asset value during the period and assumes reinvestment of all dividends and distributions
(1)  Annualized
(2) If the Fund had borne all expenses that were assumed or waived by the Adviser and Administrator, the above expense ratio would have been 5.33% (annualized)
 + A fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
     This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ

    The accompanying notes are an integral part of the financial statements

                          CVO GREATER CHINA FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

-------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES. CVO Greater China Fund, Inc. (the "Fund") was incorporated in Maryland on September 2, 1994. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund operates as a non-diversified, no-load, open-end, management investment company and offers two classes of shares: Class I Shares, which are offered to institutional investors, and Class II Shares, which are offered to non-institutional investors. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that Class II Shares are expected to bear additional shareholder servicing expenses.

The following are significant accounting policies followed by the Fund in the preparation of its financial statements:

A. VALUATION OF SECURITIES. Equity securities for which the primary market is outside the U.S. are valued using the closing price or the last sale price. Equity securities for which the primary market is the U.S. are valued at the last sale price. Short-term obligations having maturities of 60 days or less are valued at amortized cost as reflecting fair value, and if applicable, adjusted for foreign exchange translation. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Fund's Board of Directors. Securities quoted in foreign currencies initially are valued in the currency in which they are denominated and then are translated into U.S. dollars at the prevailing foreign exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

B. FOREIGN EXCHANGE TRANSACTIONS. The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated as follows:

     i.   market value of investment securities and other assets and liabilities
          - at the exchange rate on the valuation date;

     ii.  purchases and sales of investment securities, income and expenses - at
          the  exchange  rate   prevailing  on  the  respective   date  of  such
          transactions.

The resultant foreign exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.

C. ORGANIZATIONAL EXPENSES. Costs incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized over a sixty-month period, beginning with the Fund's commencement of operations.

D. DETERMINATION OF NET ASSET VALUE AND ALLOCATION OF EXPENSES. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Shareholder servicing fees are solely borne by Class II Shares.

E. SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income and distributions of net realized gains are declared and paid at least annually by the Fund. The Fund records dividends and distributions to shareholders on the ex dividend date.

                          CVO GREATER CHINA FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

-------------------------------------------------------------------------------

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either temporary or permanent in nature, and to the extent such differences are permanent in nature, these amounts are reclassified within the capital acounts based on their federal tax-basis treatment; temporary differences do not require a reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

G. FEDERAL INCOME TAXES. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distributes all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

H. USE OF ESTIMATES. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared in accordance with generally accepted accounting principles. Actual results could differ from these amounts.

2. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS. The Fund has entered into an investment advisory agreement (the "Investment Advisory Agreement") with CVO Greater China Partners, L.P. (the "Adviser"). The Investment Advisory Agreement provides that the Fund pays the Adviser an investment advisory fee that is calculated daily and paid monthly on the average daily net assets of the Fund at the annual rate of 1.25%. The Adviser provides portfolio management and certain administrative, clerical and bookkeeping services for the Fund. For the period ended April 30, 1997, the Adviser earned and waived fees of $33,196.

Prior to January 1, 1997, Furman Selz LLC ("Furman Selz") provided the Fund with administrative, fund accounting, shareholder servicing, dividend disbursing and transfer agency services pursuant to an administration agreement (the "Administration Agreement"). The services under the Administration Agreement were subject to the supervision of the Fund's Board of Directors and officers and included the day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal and state laws. Pursuant to the Administration Agreement, the Fund paid Furman Selz a monthly fee for its services which on an annualized basis did not exceed 0.15% of the average daily net assets of the Fund. From November 19, 1996 to December 31, 1996, Furman Selz earned and waived fees of $798.

As Administrator, Furman Selz provided the Fund with fund accounting and related services. For these services Furman Selz was paid a fee of $2,500 per month. From November 19, 1996 to December 31, 1996, Furman Selz earned fees, including reimbursement of out of pocket expenses, of $3,939.

Furman Selz served as Shareholder Servicing Agent for the Fund. The fees paid to Furman Selz were based on the Fund's net assets attributable to the Class II Shares, reflecting the higher cost of servicing the holders of said shares. Furman Selz received a monthly shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of the Fund attributable to the Class II Shares. This fee was allocated to Class II Shares only, as payment for answering inquiries and requests for Fund information by Class II shareholders. From November 19, 1996 to December 31, 1996, no shareholder servicing fees were incurred.

Furman Selz acted as Transfer Agent for the Fund and received reimbursement of certain expenses plus a per account fee of $15 per year. From November 19, 1996 to December 31, 1996, Furman Selz earned fees of $2,146.

                          CVO GREATER CHINA FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

-------------------------------------------------------------------------------

The Fund has entered into a distribution agreement (the "Distribution Agreement") with OFFIT Funds Distributor, Inc. Under the Distribution Agreement, the Distributor, as agent of the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. Under the Plan of Distribution, the Fund is authorized to spend up to 0.25% of its average daily net assets of the Fund solely attributable to Class II Shares for the purpose of compensating the Distributor for activities primarily intended to result in the sales of Class II Shares. The Distribution Agreement provides that the Fund will bear the costs of the registration of its shares with the Commission and various states and the printing of its prospectuses, statements of additional information and reports to shareholders. For the period ended April 30, 1997, no distribution costs were incurred.

On October 1, 1996, the Fund entered into agreements with BISYS Fund Services ("BISYS") pursuant to which BISYS performs the administrative, accounting, shareholder servicing and transfer agency services described above on substantially similar terms. BISYS also acquired from Furman Selz its interest in OFFIT Funds Distributor, Inc. The agreements became effective on January 1, 1997.

From January 1, 1997 to April 30, 1997, BISYS earned administrative services fees, fund accounting fees and transfer agent fees, amounting to $3,212, $11,396 and $671, respectively. During the same period, BISYS waived the administrative services fees for the Fund. No shareholder servicing fees were incurred.

The Adviser has voluntarily agreed to limit the expense ratio for the Fund at 2.00%. In order to maintain this ratio, the Adviser has waived its advisory fee and has agreed to reimburse the Fund $51,652.

3. INVESTMENTS. Purchases and sales of securities for the period ended April 30, 1997, other than short-term securities, amounted to $6,970,606 and $1,715, respectively for the Fund. The cost of securities is substantially the same for Federal income tax purposes as it is for financial reporting purposes.


                                                                                                             FUND
                                                                                                 ------------------------------

                    Aggregate cost.................................................                        $7,859,586
                                                                                                 ==============================

                    Gross unrealized appreciation.........................                                    $593,464
                    Gross unrealized depreciation..........................                                   (512,247)
                                                                                                 ------------------------------

                    Net unrealized appreciation ............................                                   $81,217
                                                                                                 ==============================


The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

                          CVO GREATER CHINA FUND, INC.
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

-------------------------------------------------------------------------------

4. CAPITAL STOCK TRANSACTIONS. The Fund's Articles of Incorporation permit the Fund to issue ten billion shares (par value $0.001). Transactions in shares of common stock for the period ended April 30, 1997, were as follows:


                                                                          CLASS I SHARES
                                                       -----------------------------------------------------
                                                               SHARES                       AMOUNT
                                                       -----------------------      ------------------------
Shares sold.................                                   800,837                      $8,032,337
Shares issued in
  reinvestment of  dividends
  and distributions.........                                         0                               0
Shares redeemed.............                                      (271)                         (2,726)
                                                       -----------------------      ------------------------

Net increase................                                   800,566                      $8,029,611
                                                        =====================        =======================


5. OTHER MATTERS. The Fund invests primarily in the Greater China Region which consists of the People's Republic of China, Hong Kong, Taiwan and Singapore. Investments are made in obligations of foreign entities and securities denominated in foreign currencies involve risk not typically involved in domestic investments. Such risks include fluctuations in the foreign exchange rates, ability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investments restrictions, less publically available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign markets and issuers.

                          CVO GREATER CHINA FUND, INC.

-------------------------------------------------------------------------------

DIRECTORS AND OFFICERS                 INVESTMENT ADVISER

                                       CVO Greater China Partners, L.P.
Morris W. Offit                        520 Madison Avenue
President and Director                 New York, New York 10022-4213

John W. Glynn, Jr.                     DISTRIBUTOR
Director                               OFFIT Funds Distributor, Inc.
                                       3435 Stelzer Road
Edward J. Landau                       Columbus, Ohio 43219
Director
                                       ADMINISTRATOR
The Very Reverend                      BISYS Fund Services Limited Partnership
James Parks Morton                     125 West 55th Street
Director                               New York, New York 10019

Robert A. Theleen                      TRANSFER AND DIVIDEND DISBURSING AGENT
Director                               BISYS Fund Services, Inc.
                                       3435 Stelzer Road
Dr. Wallace Mathai-Davis               Columbus, Ohio 43219
Secretary and Treasurer
                                       CUSTODIAN
Kristine Kelly                         Investors Bank & Trust Company
Assistant Secretary                    200 Clarendon Street
                                       Boston, Massachusetts 02117
Alaina V. Metz
Assistant Secretary                    LEGAL COUNSEL
                                       McCutchen, Doyle, Brown & Enersen
Bruce Treff                            3 Embarcadero Center
Assistant Secretary                    San Francisco, California 94111

Vincent M. Rella
Assistant Treasurer

Michael Sakala
Assistant Treasurer

Stephen Brent Wells
Assistant Treasurer

This report is submitted for the information of the shareholders of the CVO Greater China Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus which includes information regarding the Fund's objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.

                          CVO GREATER CHINA FUND, INC.
                    125 WEST 55TH STREET, NEW YORK, NY 10019
                                (212) 758 - 9600